Non-Controlling Interests (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Line Items]
Balance at beginning of year		¥ 990,247		¥ 1,156,178	¥ 1,227,533
Net loss attributable to non-controlling interests		(40,959)	$ (5,957)	(132,830)	(21,315)
Currency translation adjustments of subsidiaries		8,640		(9,725)	11,240
Purchase of non-controlling interest	[1]	(51)		(23,376)	(60,537)
Disposal of a subsidiary		0	31,259		(743)	[2]
Balance at the end of year		¥ 989,136	$ 143,864	¥ 990,247	¥ 1,156,178

[1]	In December 2016, the Company entered into an agreement with the non-controlling interest holder of Hainan Yingli (“Hainan NCI”) to acquire the remaining 4.25% equity interest of Hainan Yingli, the consideration was RMB 138.4 million, which was based on the fair value of Hainan Yingli. As a result, Hainan Yingli became a wholly owned subsidiary of the Company. The difference between the consideration of RMB 138.4 million and the carry value of Non-controlling interest of Hainan at the transaction date of RMB 60.5 million, was recorded in Accumulated deficits for the year ended December 31, 2016. Contemporaneously, Yingli China together with Hainan Yingli signed an agreement with Hainan NCI to dispose all of their equity interest of 26.53% in Hainan Tianneng to Hainan NCI, the consideration was RMB 95.8 million. The difference between the consideration of RMB 95.8 million and the carry value of the long term investment in Hainan Tianneng resulted in a gain of RMB 34,295 was recognized in “Other income” in the Consolidated Statements of Comprehensive Loss for year ended December 31, 2016. In addition to the two agreements mentioned above, Hainan NCI, Hainan Tianneng, Yingli China and Hainan Yingli also signed an agreement to netting off the payables and receivables among each other. According to the agreement, Yingli China’s payable of RMB 138.4 million to Hainan NCI for purchase of equity interest of Hainan Yingli, was netted of by total Yingli China and Hainan Yingli’s receivables of RMB 95.8 million from Hainan NCI as a result of disposal of their equity interests in Hainan Tianneng. The difference between the RMB 95.8 million and RMB 138.4 million was settled by i) Yingli China’s accounts receivables of RMB 40 million due from Hainan Tianneng, which was generated from sales of PV modules to Hainan Tianneng in past periods and ii) Yingli China’s net cash payment of RMB 2.6 million to Hainan NCI. The Company classified the net cash payment of RMB 2.6 million as financing activities for the purpose of purchase of Hainan NCI.
[2]	In February 2018, the Company entered into an agreement with one entity (an unrelated third party that is controlled by the minority shareholder of Yingli Greece) to dispose of the Company’s 60% equity interest in Yingli Greece and the consideration was 1 Euro. As a result, the Company derecognized the negative non-controlling interest as of the transition date, with amount of RMB 31,259 (US$ 4,546).